Document and Entity Information	Nov. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	REGIONS FINANCIAL CORPORATION
Entity Central Index Key	0001281761
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34034
Entity Tax Identification Number	63-0589368
Entity Address, Address Line One	1900 Fifth Avenue North
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	800
Local Phone Number	734-4667
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	RF
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.700% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	RF PRC
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	4.45% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	RF PRE
Security Exchange Name	NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Non-Cumulative Perpetual Preferred Stock, Series F
Trading Symbol	RF PRF
Security Exchange Name	NYSE